UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                          File No.  002-75174

Pre Effective Amendment No.	☐

Post Effective Amendment No. 45	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                   File No.  811-03338

Amendment No. 71	☑

(Check appropriate box or boxes.)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2012

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2012 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

NEA Valuebuilder
Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Multi-Flex Variable Account
The date of this prospectus is May 1, 2012 .

This prospectus contains basic information you should understand about the contracts before investing   Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2012 ) which contains additional information about the contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 30.

To obtain free copies of the Statement of Additional Information or to make any other service or transaction requests , please contact the Service Center by one of the methods described in the "Contacting the Service Center" provision.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public
Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	American Century Variable Portfolios, Inc.

•	Dreyfus

•	Dreyfus Variable Investment Fund

•	Fidelity Variable Insurance Products Fund

•	Franklin Templeton Variable Insurance Products Trust

•	Guggenheim SBL Fund

•	Invesco

•	Janus Aspen Series

•	Nationwide Variable Insurance Trust

•	Neuberger Berman Advisers Management Trust

•	PIMCO Variable Insurance Trust

•	Royce Capital Fund

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Variable Account may be allocated to the Fixed Account.

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant - The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date - The date on which annuity payments begin.

Annuity Commencement Date - The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity Unit - An accounting unit of measure used to calculate the variable payment annuity payments.

Contract Owner(s) - The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value - The sum of the value of all the variable Sub-Account Accumulation Units attributable to a contract and amounts allocated to the Fixed Account.

Contract Year - Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account - An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rating.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Nationwide - Nationwide Life Insurance Company.  All references to "we" or "us" shall mean Nationwide.

Net Asset Value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center- The department designated by the NEA Valuebuilder Program to be responsible for receiving service requests.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Sub-Accounts - Divisions of the Variable Account each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period - The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Multi-Flex Variable Account, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in a single underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	7
Synopsis of the Contracts	7
Surrenders
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	9
Condensed Financial Information	9
Nationwide Life Insurance Company	9
Security Distributors, Inc.	9
Investing in the Contract	9
The Variable Account and Underlying Mutual Funds
The Fixed Account
Contacting the Service Center	11
The Contract in General	11
Distribution, Promotional and Sales Expense
Underlying Mutual Fund Payments
Profitability
Contract Modification
Charges and Deductions	13
Contract Maintenance Charge
Contingent Deferred Sales Charge
Variable Account Charges for Contracts Issued Prior to November 3, 1997
Variable Account Charges for Contracts Issued on or after November 3, 1997
School District Processing Fee
Contract Exchange Fee
Premium Taxes
Contract Ownership	15
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	15
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers
Transfer Restrictions
Right to Examine and Cancel	19
Surrender (Redemption) Prior to Annuitization	19
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Qualified Plan or Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program
Loan Privilege	21
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Interest
Loan Repayment
Distributions and Annuity Payments

Table of Contents (continued)	Page
Transferring the Contract
Grace Period and Loan Default
Assignment	22
Contract Owner Services	22
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	23
Annuitizing the Contract	23
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	25
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
How the Death Benefit Value is Determined
Death Benefit Payment
Statements and Reports	26
Legal Proceedings	26
Table of Contents of Statement of Additional Information	30
Appendix A: Underlying Mutual Funds	31
Appendix B: Condensed Financial Information	35
Appendix C: Contract Types and Tax Information	44

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) 7%1
*Range of CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Maximum Loan Processing Fee $252
Maximum Premium Tax Charge (as a percentage of purchase payments) 5%3

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring or Administrative Contract Expenses
Annual Loan Interest Charge	2.25%4
Maximum Annual Contract Maintenance Charge Maximum Contract Exchange Fee (when applicable)	$305 $406
Maximum School District Processing Fee (when applicable)	Greater of $30 or 0.40% of contract value7
Variable Account Annual Expenses ( assessed as an annualized percentage of Daily Net Assets)8
For contracts issued on or after the later of November 3, 1997 or the date on which state insurance authorities approve applicable contract modifications:
Actuarial Risk Fee	1.30%
For contracts issued prior to November 3, 1997 or on a date prior to which state insurance authorities approve applicable contract modifications:
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2011 , charged by the underlying mutual funds that you may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	1.84%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:
(1)10% of purchase payments made to the contract; or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.
The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide  assesses a loan processing fee at the time each new loan is processed.   Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

6 Nationwide may assess a contract exchange fee upon exchange of the contract for another Nationwide contract.

7 Nationwide may assess a school district processing fee to reimburse it for charges assessed to Nationwide by individual school districts for the processing of employee payroll deductions.

8 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account.  They are charged on a daily basis at the annualized rate noted above.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The example does not reflect premium taxes which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the contract (1.30%).

The Example does not reflect the Maximum Contract Exchange Fee or the Maximum School District Processing Fee.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1. 84%)	$961	$1,499	$2,057	$3,846	*	$1,099	$1,857	$3,846	$361	$1,099	$1,857	$3,846
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$796	$1,007	$1,243	$2,255	*	$607	$1,043	$2,255	$196	$607	$1,043	$2,255

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and references to "Contract Owner" will mean "participant" unless otherwise indicated in the plan.

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");

•	Non-Qualified Contracts;

•	Qualified Plans;

•	Roth IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs"); and

•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types see, "Types of Contracts" in Appendix C: Contract Types and Tax Information.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing.  See, "Surrender (Redemption) Prior to Annuitization" later in this prospectus.  After the Annuitization date, surrenders are not permitted.  See, "Surrender (Redemption) After Annuitization" later in this prospectus.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$0	$0
Non-Qualified Contracts	$1,500	$10
Qualified Plans	$0	$0
Roth IRA	$0	$0
SEP IRA	$0	$0
Tax Sheltered Annuity*	$0	$0

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.   Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;
•	in connection with other Nationwide contracts that have the same Annuitant; or
•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.

Charges and Expenses

For contracts issued before November 3, 1997 or in states which have not approved applicable contract modifications, Nationwide will deduct:

a)	a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets of the Variable Account; and

b)	an Administration Charge equal to an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

See "Variable Account Charges for Contracts Issued Prior to November 3, 1997."

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve corresponding contract modifications, Nationwide will deduct an Actuarial Risk Fee equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account for actuarial risks assumed by Nationwide (see "Variable Account Charges for Contracts Issued on or after November 3, 1997").

A Maximum Annual Contract Maintenance Charge of $30 is assessed against each contract on the contract anniversary.  This charge reimburses Nationwide for administrative expenses related to contract issuance and maintenance (see, "Contract Maintenance Charge").  Nationwide will waive the Contract Maintenance Charge for:

(1)
Tax Sheltered Annuities issued on or after the later of May 1, 1997, or the date state insurance authorities in states having a Unified Billing Authority approve corresponding contract modifications; or

(2)
contracts issued to fund Qualified Plans (as defined by Section 401(k) of the Internal Revenue Code) on or after the later of November 3, 1997, or the date on which state insurance authorities approve applicable contract modifications.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract.   Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in " Appendix C: Contract Types and Tax Information " and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and the consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting the Service Center .

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B: Condensed Financial Information for information regarding Accumulation Units.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March, 1929.  Nationwide is a member of the Nationwide group of companies with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Security Distributors, Inc.

The contracts are distributed by the general distributor, Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001.  SDI is registered as a broker/dealer with the NASD and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit Life Insurance Company.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Multi-Flex Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds.  Nationwide established the Variable account on October 7, 1981, pursuant to Ohio law.  Although the Variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting the Service Center .  Contract Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.

Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Multi-Flex Variable Account under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Multi-Flex Variable Account.

The Fixed Account

The Fixed Account is an investment option that is funded by Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.

The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.  Nationwide reserves the right to refuse transfers into the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying mutual funds in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the underlying mutual fund options.

•	Dollar Cost Averaging – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any applicable charges including CDSC.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-NEA-VALU (1-800-632-8258)

•	by mail to NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001

•	by fax at 1-785-438-5177.

Nationwide reserves the right to restrict or remove the ability to submit service requests via phone or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are appropriate for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options,  availability of certain optional benefits, free look rights, and annuity payment options.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 9.2% of purchase payments.  Note that individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to, or partially in lieu of, commission, Nationwide may also pay the selling firms a marketing allowance based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which includes reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2011 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Charges and Deductions

Contract Maintenance Charge

On each contract anniversary (and upon a full surrender of the contract), Nationwide will deduct a Contract Maintenance Charge of $30 to reimburse it for administrative expenses relating to the issuance and maintenance of the contract.

For Tax Sheltered Annuities issued on or after the later of May 1, 1997, or the date on which state insurance authorities approve applicable contract modifications, Nationwide will waive the Contract Maintenance Charge for contracts issued in states that use a unified billing authority program (or any similar program) to process purchase payments.

Nationwide will also waive the Contract Maintenance Charge for Qualified Plans (as defined by Section 401(k) of the Internal Revenue Code) issued on or after the later of November 3, 1997, or the date state insurance authorities approve applicable contract modifications.

The deduction of the Contract Maintenance Charge will be taken proportionately from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of the purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Contract Maintenance Charge and the Mortality and Expense Risk Charge or, if applicable, the Actuarial Risk Fee, since Nationwide may generate a profit from these charges.

Contract Owners taking withdrawals before age 59½ may be subject to a 10% tax penalty.  In addition, all or a portion of the withdrawal may be subject to federal income taxes (see, "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Beginning with the second Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

(a)	10% of each purchase payment; or

(b)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (a) above and for determining the waiver of CDSC for partial surrenders discussed later in this prospectus, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract for at least 7 years.

For Tax Sheltered Annuities, contracts issued to Qualified Plans, and SEP IRAs, Nationwide will waive the CDSC when:

•	the plan participant has participated in the contract for 10 years of active deferrals;

•	the plan participant dies;

•
the plan participant experiences a hardship (as provided in Internal Revenue Code Section 403(b) and as defined by Internal Revenue Code Section 401(k)), provided that any hardship surrender may not include any income from salary reduction contributions;

•	the plan participant annuitizes after completing 2 years in the contract;

•	the plan participant separates from service (as defined in Internal Revenue Code Section 401(k)(2)(B)) and has participated in the contract for 5 years; or

•	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)).

No CDSC applies to transfers among Sub-Accounts or between or among the Fixed Account and/or the Variable Account.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Variable Account Charges for Contracts Issued Prior to November 3, 1997 (or the Date State Insurance Authorities Approve applicable Contract Modifications)

Mortality and Expense Risk Charges

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annual rate of 1.25% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity rate of the contracts.  This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge (0.45%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Administration Charge

Nationwide deducts an Administration Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annual rate of 0.05% of the Daily Net Assets of the Variable Account.

The Administration Charge compensates Nationwide for administrative expenses.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Variable Account Charges for Contracts Issued on or after November 3, 1997 (or the Date State Insurance Authorities Approve applicable Contract Modifications)

Actuarial Risk Fee

Nationwide deducts an Actuarial Risk Fee from the Variable Account.  This amount is computed on a daily basis and is equal to an annual rate of 1.30% of the Daily Net Assets of the Variable Account.

The Actuarial Risk Fee compensates Nationwide for actuarial risks, including administration expenses relating to contract issuance and maintenance, and mortality risk expenses.  Nationwide may realize a profit from this charge.

School District Processing Fee

For contracts issued on or after the later of November 3, 1997 or the date state insurance authorities approve applicable contract modifications, Nationwide may charge against the contract any charges assessed to Nationwide by individual school districts for the processing of employee payroll deductions.

This charge will not exceed the greater of $30 or 0.40% of the Contract Value.  This charge will never exceed the exact amount billed to Nationwide by school districts for this service.

Nationwide will deduct these charges from the contract:

(1)	at the time the contract is surrendered;

(2)	annually;

(3)	at annuitization; or

(4)	on any other date Nationwide becomes subject to these charges.

Nationwide will determine the method that will be used to recoup these expenses.  It will be at Nationwide's sole discretion and may be changed without notice to Contract Owners.

Contract Exchange Fee

If a Contract Owner chooses to exchange the contract for another Nationwide contract (or a contract of any of its affiliates), Nationwide will make a determination as to the eligibility of such an exchange.  In making the determination, Nationwide will apply its rules and regulations, which may include assessing a reasonable processing fee for the exchange.  This fee will never exceed $40.  The contract exchange fee will be in addition to any contract maintenance charge that may be applicable.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing to the Service Center and recorded at Nationwide.  Once recorded, the change will be effective as of the date signed.  No change will be effective unless and until it is received and recorded by Nationwide.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The Contract Owner may also request a change in the Annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received by Nationwide before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date the request was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$0	$0
Non-Qualified Contracts	$1,500	$10
Qualified Plans	$0	$0
Roth IRA	$0	$0
SEP IRA	$0	$0
Tax Sheltered Annuity*	$0	$0

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent.   Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-annuitant. If, upon notification of death of the Contract Owner(s), the Annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Except on the days listed below and on weekends, purchase payments, transfers, and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents' Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts and/or the Fixed Account as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges among the Sub-Accounts and the Fixed Account.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

(2)	amounts allocated to the Fixed Account.

If part or all of the Contract Value is surrendered, or charges are assessed against the Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)	is a factor representing the daily Variable Account charges. The factor is equal to an annual rate of 1.30% of the Daily Net Assets of the Variable Account.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn; and

(2)	adding any interest earned on the amounts allocated.

Transfers

Transfers from the Fixed Account to the Variable Account

Contract Owners may request to have Fixed Account allocations transferred to the Variable Account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract Owners who use dollar cost averaging may transfer from the Fixed Account to the Variable Account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract Owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the Variable Account at the time the transfer is requested.  Nationwide also reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time transfer is requested.  Generally, Nationwide will invoke this right when rates are low by historical standards.

Transfers Among Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only two underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide’s transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be submitted in writing to the Service Center and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days after the request is received at the Service Center .  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may direct Nationwide to deduct the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment adviser to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	a $30 Contract Maintenance Charge;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest; and

•	amounts allocated to the Fixed Account and any interest credited.

A CDSC may apply.

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Surrenders Under a Qualified Plan or Tax Sheltered Annuity

Contract Owners of a Qualified Plan or Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a contract issued to a Qualified Plan or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to qualified domestic relations orders will not violate the restrictions stated above.

When the contract is issued to fund a Qualified Plan, plan terms and the Internal Revenue Code may modify these surrender provisions.

Surrenders Under a Texas Optional Retirement Program

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

Due to the restrictions described above, a participant under this plan will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.

Loan Privilege

The loan privilege is only available to owners of contracts issued to Qualified Plans and Tax Sheltered Annuities.  These Contract Owners can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charges a loan processing fee at the time each new loan is processed.  The loan processing fee   will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts and the Fixed Account in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the Fixed Account.  No CDSC will be deducted on transfers related to loan processing.

Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is recorded at the Service Center , the assignment will become effective as of the date the written request was signed.

IRAs, Roth IRAs, SEP IRAs, contracts issued to Qualified Plans, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of Contract Values in the Sub-Accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the Fixed Account.  Each asset rebalancing reallocation is considered a transfer event.  Requests for asset rebalancing must be on a Nationwide form and submitted to the Service Center .  Once asset rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.  Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan.  Contract Owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class

Nationwide Variable Insurance Trust ("NVIT")
•	Federated NVIT High Income Bond Fund: Class I
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered  transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging".

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers,  Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be submitted in writing to the Service Center .

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals. If the Contract Owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner’s age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)	10% of all purchase payments made to the contract as of the withdrawal date; or

(2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs.  Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be submitted in writing to the Service Center and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments by contacting the Service Center .  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected. Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in Appendix A: Underlying Mutual Funds.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date. The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another. After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide may change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

The annuity payment options are:

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  Payments end upon the death of the last surviving party, regardless of the number of payments received.  As is the case of the Life Annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Contracts issued to Qualified Plans, IRAs, SEP IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If the Contract Owner who is not the Annuitant dies before the Annuitization Date, the contingent owner becomes the Contract Owner.  If no contingent owner is named, the Annuitant becomes the Contract Owner, unless the Contract Owner at the time of application, named his or her estate to receive the contract.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C: Contract Types and Tax Information.

Death of Annuitant - Non-Qualified Contracts

If the Annuitant who is not the Contract Owner dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the Annuitant and no death benefit is payable.

If no beneficiaries survive the Annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner who is also the Annuitant dies before the Annuitization Date, a death benefit is payable according to the "Death of the Annuitant – Non-Qualified Contracts" provision.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

How the Death Benefit Value is Determined

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.

Death Benefit Payment

Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit.   Death benefit claims must be submitted to the Service Center.

For contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve applicable contract modifications, if the Annuitant dies before the first day of the calendar month following his or her 75th birthday, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)	the highest Contract Value as of the most recent five year contract anniversary before the Annuitant's 75th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrenders.

For contracts issued before November 3, 1997, or before the date on which state insurance authorities approve applicable contract modifications, if the Annuitant dies before the first day of the calendar month following his or her 75th birthday, the death benefit will be the greater of:

(1)
the total of all purchase payments, increased at an annual rate of 5% simple interest from the date of each purchase payment for each full year the payment has been in force, less any amounts surrendered; or

(2)	the Contract Value.

Insurance regulations in the states of New York and North Carolina prohibit the death benefit described immediately above.  For contracts issued in the states of New York and North Carolina, the death benefit will be the greater of:

(1)	the sum of all purchase payments, less any amounts previously surrendered; or

(2)	the Contract Value.

For Tax Sheltered Annuities issued on or after the later of May 1, 1997, or the date on which state insurance authorities approve applicable contract modifications and before May 1, 1998, or the date insurance authorities approve applicable contract modifications, in states that use a unified billing authority to process purchase payments, the death benefit will be the greater of:

(1)	the total of all purchase payments, less any amounts surrendered; or

(2)	the Contract Value.

For Tax Sheltered Annuities issued on or after May 1, 1998, or the date on which insurance authorities approve applicable contract modifications in states that use a unified billing authority to process purchase payments, the death benefit will be the greater of;

(1)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(2)	the Contract Value.

The adjustment for amounts surrendered will reduce item (1) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

For all contracts issued, if the Annuitant dies after the first day of the calendar month following his or her 75th birthday and before the Annuitization Date, the death benefit will equal the Contract Value.

If the Annuitant dies after the Annuitization Date, payment will be determined according to the selected annuity payment option.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify the Service Center of any address change.  These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the Contract Owner's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF
CONTRACT HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center .  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.  On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.  On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.   In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification. On March 30, the Company filed its brief in opposition to the class certification motion. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company .  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.  On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice. In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACO Research Foundation, NACO Financial Services Corp., NACO Financial Center, and Nationwide Retirement Solutions, Inc.   The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACO, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACO.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACO to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACO and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACO to forfeit the fees that NACO received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACO from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.   The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v.   Nationwide Mutual Insurance Company and Nationwide Life Insurance Company .  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, SDI, is not engaged in any litigation of any material nature.

Investment Company Act of 1940 Registration File No. 811-03338
Securities Act of 1933 Registration File No. 2-75174

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Dreyfus Variable Investment Fund - Quality Bond Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Maximum total return.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Guggenheim SBL Fund - Series D (MSCI EAFE Equal Weight Series) (formerly, SBL Fund - Series D (MSCI EAFE Equal Weight Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital growth.

Guggenheim SBL Fund - Series J (Mid Cap Growth Series) (formerly, SBL Fund - Series J (Mid Cap Growth Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.

Guggenheim SBL Fund - Series N (Managed Asset Allocation Series) (formerly, SBL Fund - Series N (Managed Asset Allocation Series))
Investment Advisor:	Guggenheim Investments
Sub-advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.

Guggenheim SBL Fund - Series O (All Cap Value Series) (formerly, SBL Fund - Series O (All Cap Value Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.

Guggenheim SBL Fund - Series P (High Yield Series) (formerly, SBL Fund - Series P (High Yield Series))
Investment Advisor:	Security Investors, LLC
Investment Objective:	High current income and capital appreciation as a secondary objective.

Guggenheim SBL Fund - Series Q (Small Cap Value Series) (formerly, SBL Fund - Series Q (Small Cap Value Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.

Guggenheim SBL Fund - Series V (Mid Cap Value Series) (formerly, SBL Fund - Series V (Mid Cap Value Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.

Guggenheim SBL Fund - Series X (Small Cap Growth Series) (formerly, SBL Fund - Series X (Small Cap Growth Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.

Guggenheim SBL Fund - Series Y (Large Cap Concentrated Growth Series) (formerly, SBL Fund - Series Y (Large Cap Concentrated Growth Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Global Health Care Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.

Invesco - Invesco V.I. Global Real Estate Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.

Invesco - Invesco V.I. International Growth Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series I (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series I)
Investment Advisor:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

Janus Aspen Series - Overseas Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Neuberger Berman Advisers Management Trust - AMT Balanced Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Growth of capital and reasonable current income without undue risk to principal.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.
Designation: FF

Appendix B: Condensed Financial Information

The following tables reflect Accumulation Unit values for the units of the Sub-Accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.

The following funds were added to the variable account after December 31, 2011, therefore, no Condensed Financial Information is available:

Invesco
•	Invesco Van Kampen V.I. American Franchise Fund: Series I

Variable account charges of the daily net assets of the variable account - 1.30%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.648988	13.150636	3.97%	2,446
2010	11.479746	12.648988	10.19%	2,554
2009	10.071610	11.479746	13.98%	2,523
2008	12.808596	10.071610	-21.37%	2,669
2007	12.367801	12.808596	3.56%	2,909
2006	11.430683	12.367801	8.20%	4,203
2005	11.036175	11.430683	3.57%	4,800
2004	10.185550	11.036175	8.35%	1,645
2003	8.638585	10.185550	17.91%	2,500
2002	9.677376	8.638585	-10.73%	3,317
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.695034	13.938033	1.77%	3,991
2010	12.155673	13.695034	12.66%	3,995
2009	10.428550	12.155673	16.56%	4,799
2008	16.152841	10.428550	-35.44%	4,796
2007	16.377810	16.152841	-1.37%	5,220
2006	14.171369	16.377810	15.57%	5,351
2005	13.722025	14.171369	3.27%	5,345
2004	12.304086	13.722025	11.52%	5,602
2003	9.637195	12.304086	27.67%	5,818
2002	12.110099	9.637195	-20.42%	5,859
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.097529	23.003341	-0.41%	8,059
2010	20.381821	23.097529	13.32%	8,867
2009	15.438795	20.381821	32.02%	9,509
2008	23.854205	15.438795	-35.28%	10,361
2007	22.424260	23.854205	6.38%	11,097
2006	20.804638	22.424260	7.78%	10,831
2005	20.342381	20.804638	2.27%	12,171
2004	19.405114	20.342381	4.83%	12,672
2003	15.603132	19.405114	24.37%	14,346
2002	22.249122	15.603132	-29.87%	15,461

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	29.142973	29.304986	0.56%	20,355
2010	25.711436	29.142973	13.35%	22,408
2009	20.619961	25.711436	24.69%	23,154
2008	33.236639	20.619961	-37.96%	26,474
2007	31.995347	33.236639	3.88%	28,167
2006	28.065915	31.995347	14.00%	32,765
2005	27.160283	28.065915	3.33%	31,864
2004	24.871495	27.160283	9.20%	31,683
2003	19.630772	24.871495	26.70%	31,624
2002	25.618669	19.630772	-23.37%	30,033
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.535653	16.716050	7.60%	1,333
2010	13.649413	15.535653	13.82%	2,144
2009	11.283698	13.649413	20.97%	1,973
2008	16.228100	11.283698	-30.47%	2,186
2007	15.348290	16.228100	5.73%	2,132
2006	13.350131	15.348290	14.97%	2,156
2005	12.958165	13.350131	3.02%	4,467
2004	12.498159	12.958165	3.68%	6,659
2003	10.450363	12.498159	19.60%	5,296
2002	12.713043	10.450363	-17.80%	4,940
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.391202	19.040563	-14.96%	19,796
2010	17.297684	22.391202	29.45%	22,392
2009	13.905033	17.297684	24.40%	23,058
2008	22.575208	13.905033	-38.41%	22,783
2007	25.718654	22.575208	-12.22%	23,909
2006	25.109832	25.718654	2.42%	23,605
2005	24.044779	25.109832	4.43%	27,397
2004	21.880107	24.044779	9.89%	28,483
2003	16.833459	21.880107	29.98%	31,860
2002	21.088243	16.833459	-20.18%	32,398
Dreyfus Variable Investment Fund - Quality Bond Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.827232	19.889852	5.64%	1,107
2010	17.600948	18.827232	6.97%	1,507
2009	15.512440	17.600948	13.46%	2,497
2008	16.402300	15.512440	-5.43%	3,596
2007	16.050943	16.402300	2.19%	3,519
2006	15.601357	16.050943	2.88%	4,083
2005	15.423994	15.601357	1.15%	4,534
2004	15.117949	15.423994	2.02%	5,784
2003	14.595705	15.117949	3.58%	5,064
2002	13.722374	14.595705	6.36%	4,728
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.150978	10.699883	-4.05%	7,391
2010	9.662249	11.150978	15.41%	9,439
2009	7.226417	9.662249	33.71%	12,891
2008	12.775920	7.226417	-43.44%	11,987
2007	11.035607	12.775920	15.77%	7,490
2006*	10.000000	11.035607	10.36%	28

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.437885	28.341613	-0.34%	21,745
2010	25.021562	28.437885	13.65%	26,752
2009	19.469675	25.021562	28.52%	29,564
2008	34.399609	19.469675	-43.40%	31,400
2007	34.329754	34.399609	0.20%	34,870
2006	28.937089	34.329754	18.64%	36,384
2005	27.692797	28.937089	4.49%	35,818
2004	25.156955	27.692797	10.08%	35,286
2003	19.556483	25.156955	28.64%	32,773
2002	23.857464	19.556483	-18.03%	32,901
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.150855	19.664524	2.68%	7,017
2010	17.046557	19.150855	12.34%	8,076
2009	11.997168	17.046557	42.09%	9,439
2008	16.203802	11.997168	-25.96%	9,927
2007	15.973333	16.203802	1.44%	11,645
2006	14.548340	15.973333	9.79%	11,557
2005	14.351788	14.548340	1.37%	11,337
2004	13.267980	14.351788	8.17%	11,638
2003	10.562700	13.267980	25.61%	11,371
2002	10.345574	10.562700	2.10%	11,484
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.165913	23.128788	-11.61%	4,648
2010	24.394079	26.165913	7.26%	6,228
2009	17.995541	24.394079	35.56%	6,393
2008	30.507646	17.995541	-41.01%	6,879
2007	26.696591	30.507646	14.28%	8,623
2006	22.224937	26.696591	20.12%	10,216
2005	20.381609	22.224937	9.04%	10,685
2004	17.371469	20.381609	17.33%	12,753
2003	13.277855	17.371469	30.83%	11,884
2002	16.487526	13.277855	-19.47%	10,350
Invesco - Invesco V.I. Global Health Care Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.874856	11.157723	2.60%	1,562
2010	10.464156	10.874856	3.92%	1,787
2009	8.303907	10.464156	26.01%	1,788
2008	11.786725	8.303907	-29.55%	1,789
2007	10.677037	11.786725	10.39%	1,790
2006*	10.000000	10.677037	6.77%	0
Invesco - Invesco V.I. Global Real Estate Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.779112	9.023969	-7.72%	109
2010	8.431232	9.779112	15.99%	110
2009	6.494699	8.431232	29.82%	110
2008	11.888124	6.494699	-45.37%	109
2007	12.751928	11.888124	-6.77%	103
2006*	10.000000	12.751928	27.52%	97

Invesco - Invesco V.I. International Growth Fund: Series I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.956065	16.528273	-7.95%	657
2010	16.118982	17.956065	11.40%	660
2009	12.075540	16.118982	33.48%	919
2008	20.521458	12.075540	-41.16%	931
2007	18.125204	20.521458	13.22%	848
2006	14.320119	18.125204	26.57%	587
2005	12.302542	14.320119	16.40%	476
2004	10.051603	12.302542	22.39%	419
2003	7.890688	10.051603	27.39%	589
2002	9.480766	7.890688	-16.77%	137
Janus Aspen Series - Overseas Portfolio: Institutional Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.176251	24.889269	-33.05%	4,991
2010	30.058433	37.176251	23.68%	5,456
2009	16.960749	30.058433	77.22%	9,658
2008	35.885918	16.960749	-52.74%	11,774
2007	28.336913	35.885918	26.64%	11,348
2006	19.526904	28.336913	45.12%	10,496
2005	14.954107	19.526904	30.58%	10,659
2004	12.737304	14.954107	17.40%	7,559
2003	9.565195	12.737304	33.16%	9,453
2002	13.023294	9.565195	-26.55%	8,192
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.347537	17.776228	2.47%	114
2010	15.532705	17.347537	11.68%	115
2009	10.778990	15.532705	44.10%	1,227
2008	15.165895	10.778990	-28.93%	1,229
2007	14.899690	15.165895	1.79%	1,230
2006	13.648215	14.899690	9.17%	1,231
2005	13.505990	13.648215	1.05%	1,259
2004	12.428955	13.505990	8.67%	1,273
2003	10.298837	12.428955	20.68%	185
2002	10.108455	10.298837	-1.88%	164
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.849604	7.719903	-12.77%	0
2010	7.755653	8.849604	14.11%	0
2009	5.137150	7.755653	50.97%	0
2008*	10.000000	5.137150	-48.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.698486	9.268273	-4.44%	0
2010	7.951186	9.698486	21.98%	0
2009	6.124558	7.951186	29.82%	0
2008*	10.000000	6.124558	-38.75%	0

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.670548	57.876730	5.86%	0
2010	52.862786	54.670548	3.42%	0
2009	52.156832	52.862786	1.35%	0
2008	49.056784	52.156832	6.32%	0
2007	46.385889	49.056784	5.76%	0
2006	45.475702	46.385889	2.00%	0
2005	44.616924	45.475702	1.92%	0
2004	43.776516	44.616924	1.92%	0
2003	43.483340	43.776516	0.67%	0
2002	39.695887	43.483340	9.54%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.650359	57.855359	5.86%	2,643
2010	52.843264	54.650359	3.42%	3,693
2009	52.137572	52.843264	1.35%	3,839
2008	49.038674	52.137572	6.32%	4,007
2007	46.368773	49.038674	5.76%	3,260
2006	45.458911	46.368773	2.00%	3,616
2005	44.600457	45.458911	1.92%	3,839
2004	43.760351	44.600457	1.92%	4,009
2003	43.467280	43.760351	0.67%	5,997
2002	39.681226	43.467280	-9.54%	4,764
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.902694	13.415824	-3.50%	0
2010	12.946450	13.902694	7.39%	0
2009*	10.000000	12.946450	29.46%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.669066	27.310368	-1.30%	0
2010	28.033457	27.669066	-1.30%	0
2009	28.390775	28.033457	-1.26%	0
2008	28.185866	28.390775	0.73%	0
2007	27.252995	28.185866	3.42%	0
2006	26.414319	27.252995	3.18%	0
2005	26.065818	26.414319	1.34%	0
2004	26.196581	26.065818	-0.50%	0
2003	26.376600	26.196581	-0.68%	0
2002	26.404135	26.376600	0.10%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.465814	25.135681	-1.30%	6,347
2010	25.801190	25.465814	-1.30%	5,057
2009	26.130055	25.801190	-1.26%	5,062
2008	25.941461	26.130055	0.73%	9,101
2007	25.082875	25.941461	3.42%	3,385
2006	24.310982	25.082875	3.18%	4,818
2005	23.990230	24.310982	1.34%	1,808
2004	24.110582	23.990230	-0.50%	1,030
2003	24.276265	24.110582	-0.68%	1,420
2002	24.301609	24.276265	0.10%	3,253

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.213458	8.829654	-4.17%	0
2010	8.081308	9.213458	14.01%	0
2009	6.309071	8.081308	28.09%	0
2008*	10.000000	6.309071	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.776372	9.241391	-5.47%	8,472
2010	7.810388	9.776372	25.17%	11,954
2009	6.224956	7.810388	25.47%	12,117
2008*	10.000000	6.224956	-37.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.186047	9.820513	-3.59%	28,033
2010	8.626530	10.186047	18.08%	32,541
2009	6.698993	8.626530	28.77%	36,913
2008*	10.000000	6.698993	-33.01%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	90.574570	89.872231	-0.78%	145
2010	80.887619	90.574570	11.98%	150
2009	64.992222	80.887619	24.46%	156
2008	112.670062	64.992222	-42.32%	163
2007	105.528470	112.670062	6.77%	165
2006	94.091731	105.528470	12.15%	165
2005	88.724843	94.091731	6.05%	165
2004	81.906372	88.724843	8.32%	165
2003	65.079111	81.906372	25.86%	165
2002	79.782323	65.079111	-18.43%	168
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	93.256923	92.533802	-0.78%	6,775
2010	83.283096	93.256923	11.98%	8,164
2009	66.916953	83.283096	24.46%	8,716
2008	116.006751	66.916953	-42.32%	9,456
2007	108.653662	116.006751	6.77%	10,695
2006	96.878249	108.653662	12.15%	11,521
2005	91.352418	96.878249	6.05%	12,706
2004	84.332018	91.352418	8.32%	13,146
2003	67.006421	84.332018	25.86%	14
2002	82.145061	67.006421	-18.43%	14,516
Neuberger Berman Advisers Management Trust - AMT Balanced Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.981653	24.501851	-1.92%	4,385
2010	21.300069	24.981653	17.28%	4,379
2009	17.621624	21.300069	20.87%	5,323
2008	29.340225	17.621624	-39.94%	5,352
2007	25.716074	29.340225	14.09%	5,118
2006	23.542486	25.716074	9.23%	5,201
2005	21.845873	23.542486	7.77%	4,287
2004	20.248421	21.845873	7.89%	4,530
2003	17.643073	20.248421	14.77%	4,898
2002	21.576158	17.643073	2.10%	5,692

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.655520	13.949036	10.22%	229
2010	11.860177	12.655520	6.71%	38
2009	10.153568	11.860177	16.81%	38
2008	11.064532	10.153568	-8.23%	38
2007	10.132387	11.064532	9.20%	0
2006*	10.000000	10.132387	1.32%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.830702	14.143480	2.26%	10,184
2010	12.961276	13.830702	6.71%	1,301
2009	11.516424	12.961276	12.55%	1,337
2008	11.139136	11.516424	3.39%	1,414
2007	10.379205	11.139136	7.32%	959
2006*	10.000000	10.379205	3.79%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.650700	10.975482	-13.24%	1,832
2010	9.862318	12.650700	28.27%	260
2009	6.322436	9.862318	55.99%	261
2008	11.291953	6.322436	-44.01%	259
2007	11.003808	11.291953	2.62%	2,197
2006*	10.000000	11.003808	10.04%	168
SBL Fund - Series D (MSCI EAFE Equal Weight Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.239629	8.509267	-16.90%	0
2010	8.967468	10.239629	14.19%	0
2009	7.588414	8.967468	18.17%	0
2008	12.478455	7.588414	-39.19%	0
2007	11.611969	12.478455	7.46%	0
2006*	10.000000	11.611969	16.12%	0
SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.417106	8.892789	-5.57%	0
2010	7.683587	9.417106	22.56%	0
2009	5.407517	7.683587	42.09%	0
2008	9.126180	5.407517	-40.75%	0
2007	10.323790	9.126180	-11.60%	0
2006*	10.000000	10.323790	3.24%	0
SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.206634	11.133579	-0.65%	0
2010	10.269513	11.206634	9.13%	0
2009	8.282144	10.269513	24.00%	0
2008	11.526482	8.282144	-28.15%	0
2007	11.014106	11.526482	4.65%	0
2006*	10.000000	11.014106	10.14%	0

SBL Fund - Series O (All Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.619379	10.026025	-5.59%	0
2010	9.226215	10.619379	15.10%	0
2009	7.027887	9.226215	31.28%	0
2008	11.564367	7.027887	-39.23%	0
2007	11.396634	11.564367	1.47%	476
2006*	10.000000	11.396634	13.97%	476
SBL Fund - Series P (High Yield Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.310203	14.119380	-1.33%	0
2010	12.560370	14.310203	13.93%	0
2009	7.366516	12.560370	70.51%	0
2008	10.659200	7.366516	-30.89%	0
2007	10.580725	10.659200	0.74%	0
2006*	10.000000	10.580725	5.81%	0
SBL Fund - Series Q (Small Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.198645	12.427059	-5.85%	422
2010	10.971327	13.198645	20.30%	447
2009	7.128610	10.971327	53.91%	2,351
2008	11.760475	7.128610	-39.39%	2,392
2007	10.808181	11.760475	8.81%	216
2006*	10.000000	10.808181	8.08%	0
SBL Fund - Series V (Mid Cap Value Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.608615	11.512315	-8.69%	274
2010	10.844411	12.608615	16.27%	275
2009	7.633907	10.844411	42.06%	276
2008	10.812208	7.633907	-29.40%	276
2007	10.755372	10.812208	0.53%	142
2006*	10.000000	10.755372	7.55%	134
SBL Fund - Series X (Small Cap Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.629298	9.318168	-3.23%	2,331
2010	7.499011	9.629298	28.41%	0
2009	5.619860	7.499011	33.44%	0
2008	10.789150	5.619860	-47.91%	0
2007	10.351888	10.789150	4.22%	0
2006*	10.000000	10.351888	3.52%	0
SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.429872	8.905288	-5.56%	0
2010	8.190457	9.429872	15.13%	0
2009	6.226170	8.190457	31.55%	0
2008	10.024404	6.226170	-37.89%	0
2007	10.826374	10.024404	-7.41%	0
2006*	10.000000	10.826374	8.26%	0

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the “Code”).  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an "agent" of a natural person.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term “individual retirement plans” shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or other eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a)), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity were nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5-year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the Contract Owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution .  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a nonqualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date , all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability, (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as Contract Owners , above.

Additional Medicare Tax.

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plans; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0.

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA   or SEP IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy; or using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Internal Revenue Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these  and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2012
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Multi-Flex Variable Account

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2012 .  The prospectus may be obtained from NEA Valuebuilder Program, One Security Benefit Place, Topeka, Kansas 66636-0001, or by calling 1-800-632-8258.   Capitalized terms in this Statement of Additional Information corresponds to terms defined in the prospectus.

General Information and History

Nationwide Multi-Flex Variable is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 154.7 billion as of December 31, 2011 .

Services

Nationwide and Security Benefit Life ("SBL") have responsibility for administration of the contracts and the Variable Account.  Nationwide and SBL maintain records including the name, address, taxpayer identification number, and other pertinent information such as the number and type of contracts issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See, "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to, or partially in lieu of, commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Multi-Flex Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports

1

of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

Effective November 10, 2000, the contracts, which are offered continuously, are distributed by Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636 – 0001.  Prior to November 14, 2000, the contracts were distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  During the fiscal years ended December 31, 2011 , 2010 , and 2009 , no underwriting commissions were paid by Nationwide to SDI.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See, "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide Multi-Flex Variable Account:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,212,340 shares (cost $33,433,337)	$ 35,739,784
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
475,578 shares (cost $12,203,418)	14,224,538
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
317,001 shares (cost $14,292,264)	12,106,285
Federated NVIT High Income Bond Fund - Class I (HIBF)
97,609 shares (cost $652,442)	638,365
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
30,702 shares (cost $241,378)	239,165
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
5,213 shares (cost $54,942)	51,817
NVIT Fund - Class I (TRF)
6,673,808 shares (cost $66,265,750)	60,397,959
NVIT Government Bond Fund - Class I (GBF)
2,055,462 shares (cost $24,105,354)	24,521,660
American Century NVIT Growth Fund - Class I (CAF)
322,901 shares (cost $3,798,207)	4,443,119
NVIT Money Market Fund - Class I (SAM)
8,390,182 shares (cost $8,390,182)	8,390,182
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
9,141 shares (cost $85,809)	85,287
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
626,982 shares (cost $4,802,687)	6,388,943
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,909,041 shares (cost $15,960,198)	18,956,778
NVIT Large Cap Growth Fund - Class I (NVOLG1)
3,800 shares (cost $53,089)	55,824
VP Balanced Fund - Class I (ACVB)
549,428 shares (cost $3,582,549)	3,576,779
VP Capital Appreciation Fund - Class I (ACVCA)
314,700 shares (cost $2,966,419)	4,160,334
VP Income & Growth Fund - Class I (ACVIG)
530,525 shares (cost $3,502,214)	3,257,426
Appreciation Portfolio - Initial Shares (DCAP)
160,404 shares (cost $5,612,848)	6,095,336
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
1,097,733 shares (cost $38,770,278)	28,826,472
Quality Bond Portfolio - Initial Shares (DQBP)
464,778 shares (cost $5,135,977)	5,540,157
Contrafund Portfolio - Service Class 2 (FC2)
174,035 shares (cost $3,837,260)	3,940,156
Equity-Income Portfolio - Initial Class (FEIP)
2,295,457 shares (cost $51,104,736)	42,902,085
High Income Portfolio - Initial Class (FHIP)
2,164,236 shares (cost $12,362,329)	11,665,235
Templeton Foreign Securities Fund - Class 1 (TIF)
1,263,775 shares (cost $16,822,069)	16,151,044
Balanced Portfolio - I Class Shares (AMBP)
963,568 shares (cost $9,337,677)	10,107,830
Real Return Portfolio - Administrative Class (PMVRRA)
166,470 shares (cost $2,238,103)	2,322,255
Total Return Portfolio - Administrative Class (PMVTRA)
377,464 shares (cost $4,137,601)	4,159,655
(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

V.I. Capital Appreciation Fund - Series I (AVCA)
67,900 shares (cost $1,598,170)	1,454,422
V.I. Global Health Care Fund - Series I (IVHS)
12,556 shares (cost $221,466)	218,099
V.I. Global Real Estate Fund - Series I (IVRE)
64,949 shares (cost $780,948)	788,482
V.I. International Growth Fund - Series I (AVIE)
70,266 shares (cost $1,830,043)	1,852,920
Micro-Cap Portfolio - Investment Class (ROCMC)
143,812 shares (cost $1,342,659)	1,497,085
Series D (Global Series) (SBLD)
42,901 shares (cost $386,203)	370,238
Series J (Mid Cap Growth Series) (SBLJ)
14,373 shares (cost $348,830)	413,236
Series N (Managed Asset Allocation Series) (SBLN)
14,315 shares (cost $253,006)	286,594
Series O (All Cap Value Series) (SBLO)
88,516 shares (cost $1,691,354)	1,889,811
Series P (High Yield Series) (SBLP)
30,365 shares (cost $738,962)	812,863
Series Q (Small Cap Value Series) (SBLQ)
41,951 shares (cost $1,117,767)	1,346,202
Series V (Mid Cap Value Series) (SBLV)
62,734 shares (cost $2,914,492)	3,353,124
Series X (Small Cap Growth Series) (SBLX)
21,155 shares (cost $332,666)	391,787
Series Y (Select 25 Series) (SBLY)
5,587 shares (cost $49,478)	53,188

Total Investments	$343,672,521

Accounts Payable	(28,380)

$343,644,141

Contract Owners’ Equity:
Accumulation units	343,558,200
Contracts in payout (annuitization) period (note 1f)	85,941

Total Contract Owners’ Equity (note 5)	$343,644,141

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	Total	DSIF	DSRG	JAIG	HIBF	NVNMO1	NVNSR1	TRF
Investment Activity:
Reinvested dividends	$5,827,890	694,415	141,741	81,566	55,578	1,644	423	747,221
Mortality and expense risk charges (note 2)	(4,780,429)	(482,936)	(195,266)	(217,851)	(8,827)	(3,508)	(731)	(837,287)

Net investment income (loss)	1,047,461	211,479	(53,525)	(136,285)	46,751	(1,864)	(308)	(90,066)

Realized gain (loss) on investments	437,174	243,912	263,698	1,757,818	29,208	2,399	(2,585)	(1,631,306)
Change in unrealized gain (loss) on investments	(16,505,144)	(417,430)	(227,366)	(8,243,913)	(54,615)	(39,722)	(2,912)	1,303,946

Net gain (loss) on investments	(16,067,970)	(173,518)	36,332	(6,486,095)	(25,407)	(37,323)	(5,497)	(327,360)

Reinvested capital gains	714,414	257,658	-	170,102	-	2,239	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,306,095)	295,619	(17,193)	(6,452,278)	21,344	(36,948)	(5,805)	(417,426)

	GBF	CAF	SAM	NVMLG1	NVMMG1	NVMMV2	NVOLG1	ACVB
Investment Activity:
Reinvested dividends	$740,860	27,955	3	6	-	169,484	374	69,835
Mortality and expense risk charges (note 2)	(329,368)	(62,712)	(122,012)	(1,146)	(90,710)	(266,520)	(642)	(46,675)

Net investment income (loss)	411,492	(34,757)	(122,009)	(1,140)	(90,710)	(97,036)	(268)	23,160

Realized gain (loss) on investments	(52,264)	186,886	-	11,538	339,357	690,099	1,303	(45,883)
Change in unrealized gain (loss) on investments	1,028,026	(252,759)	-	(14,646)	(620,097)	(1,398,425)	(2,974)	166,095

Net gain (loss) on investments	975,762	(65,873)	-	(3,108)	(280,740)	(708,326)	(1,671)	120,212

Reinvested capital gains	73,853	-	-	-	-	86,302	221	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,461,107	(100,630)	(122,009)	(4,248)	(371,450)	(719,060)	(1,718)	143,372

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	ACVCA	ACVIG	DCAP	DSC	DQBP	FC2	FEIP	FHIP
Investment Activity:
Reinvested dividends	$-	52,849	102,631	137,731	209,463	33,058	1,115,968	810,646
Mortality and expense risk charges (note 2)	(61,424)	(43,035)	(76,538)	(422,662)	(72,186)	(52,112)	(582,141)	(155,372)

Net investment income (loss)	(61,424)	9,814	26,093	(284,931)	137,277	(19,054)	533,827	655,274

Realized gain (loss) on investments	149,549	(43,015)	80,873	(1,075,023)	47,767	(190,390)	(951,067)	(54,795)
Change in unrealized gain (loss) on investments	(436,688)	106,212	349,000	(3,888,533)	132,475	36,130	360,672	(266,766)

Net gain (loss) on investments	(287,139)	63,197	429,873	(4,963,556)	180,242	(154,260)	(590,395)	(321,561)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(348,563)	73,011	455,966	(5,248,487)	317,519	(173,314)	(56,568)	333,713

	TIF	AMBP	PMVRRA	PMVTRA	AVCA	IVHS	IVRE	AVIE
Investment Activity:
Reinvested dividends	$362,943	32,503	36,572	99,829	2,481	-	29,948	29,549
Mortality and expense risk charges (note 2)	(236,198)	(139,720)	(22,739)	(47,775)	(21,165)	(3,076)	(10,122)	(24,382)

Net investment income (loss)	126,745	(107,217)	13,833	52,054	(18,684)	(3,076)	19,826	5,167

Realized gain (loss) on investments	314,353	175,180	88,537	28,800	32,788	29,381	(100,679)	(52,567)
Change in unrealized gain (loss) on investments	(2,564,907)	(236,138)	(3,428)	(55,244)	(158,790)	(31,024)	15,712	(98,943)

Net gain (loss) on investments	(2,250,554)	(60,958)	85,109	(26,444)	(126,002)	(1,643)	(84,967)	(151,510)

Reinvested capital gains	-	-	65,886	58,153	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,123,809)	(168,175)	164,828	83,763	(144,686)	(4,719)	(65,141)	(146,343)

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Investment Activity:
Reinvested dividends	$40,614	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(22,346)	(6,182)	(5,968)	(3,725)	(23,169)	(9,711)	(19,020)	(47,493)

Net investment income (loss)	18,268	(6,182)	(5,968)	(3,725)	(23,169)	(9,711)	(19,020)	(47,493)

Realized gain (loss) on investments	(50,530)	(38,393)	13,228	2,081	(3,405)	50,378	65,200	79,654
Change in unrealized gain (loss) on investments	(214,684)	(38,847)	(35,160)	1,036	(67,295)	(51,841)	(158,857)	(360,289)

Net gain (loss) on investments	(265,214)	(77,240)	(21,932)	3,117	(70,700)	(1,463)	(93,657)	(280,635)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(246,946)	(83,422)	(27,900)	(608)	(93,869)	(11,174)	(112,677)	(328,128)

	SBLX	SBLY
Investment Activity:
Reinvested dividends	$-	-
Mortality and expense risk charges (note 2)	(5,290)	(687)

Net investment income (loss)	(5,290)	(687)

Realized gain (loss) on investments	43,607	1,482
Change in unrealized gain (loss) on investments	(59,005)	(3,150)

Net gain (loss) on investments	(15,398)	(1,668)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,688)	(2,355)

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		DSIF		DSRG		JAIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,047,461	1,259,198	211,479	207,475	(53,525)	(59,000)	(136,285)	(112,234)
Realized gain (loss) on investments	437,174	(4,870,380)	243,912	(330,006)	263,698	(8,941)	1,757,818	2,030,339
Change in unrealized gain (loss) on investments	(16,505,144)	52,302,071	(417,430)	4,962,395	(227,366)	2,022,539	(8,243,913)	2,255,145
Reinvested capital gains	714,414	2,171,669	257,658	-	-	-	170,102	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,306,095)	50,862,558	295,619	4,839,864	(17,193)	1,954,598	(6,452,278)	4,173,250

Equity transactions:
Purchase payments received from contract owners (note 3)	7,558,334	8,672,626	839,399	996,392	344,426	445,942	345,020	341,507
Transfers between funds	(3,154,196)	(3,423,111)	(1,142,146)	(604,455)	(451,018)	(227,247)	(1,047,297)	(404,618)
Redemptions (note 3)	(45,588,283)	(45,213,049)	(4,407,618)	(4,384,765)	(1,886,423)	(1,912,176)	(2,033,089)	(2,166,078)
Annuity benefits	(16,741)	(43,338)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(266,327)	(279,337)	(21,310)	(21,629)	(7,997)	(7,926)	(8,799)	(10,064)
Contingent deferred sales charges (note 2)	(381,925)	(414,961)	(45,910)	(48,561)	(24,757)	(26,707)	(14,008)	(16,332)
Adjustments to maintain reserves	(6,157)	12,295	10,576	(3,754)	(3,300)	1,682	(985)	936

Net equity transactions	(41,855,295)	(40,688,875)	(4,767,009)	(4,066,772)	(2,029,069)	(1,726,432)	(2,759,158)	(2,254,649)

Net change in contract owners’ equity	(56,161,390)	10,173,683	(4,471,390)	773,092	(2,046,262)	228,166	(9,211,436)	1,918,601
Contract owners’ equity beginning of period	399,805,531	389,631,848	40,216,683	39,443,591	16,268,592	16,040,426	21,317,356	19,398,755

Contract owners’ equity end of period	$343,644,141	399,805,531	35,745,293	40,216,683	14,222,330	16,268,592	12,105,920	21,317,356

CHANGES IN UNITS:
Beginning units	16,452,805	18,184,172	1,380,108	1,534,085	704,270	786,996	573,356	645,335
Units purchased	1,332,805	1,411,291	48,188	63,080	22,208	32,521	32,853	60,573
Units redeemed	(2,940,189)	(3,142,658)	(208,720)	(217,057)	(108,116)	(115,247)	(119,832)	(132,552)

Ending units	14,845,421	16,452,805	1,219,576	1,380,108	618,362	704,270	486,377	573,356

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	HIBF		NVNMO1		NVNSR1		TRF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$46,751	58,505	(1,864)	(3,128)	(308)	169	(90,066)	(190,569)
Realized gain (loss) on investments	29,208	(41,471)	2,399	12,645	(2,585)	1,192	(1,631,306)	(3,463,930)
Change in unrealized gain (loss) on investments	(54,615)	70,248	(39,722)	4,874	(2,912)	(613)	1,303,946	11,086,745
Reinvested capital gains	-	-	2,239	23,755	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,344	87,282	(36,948)	38,146	(5,805)	748	(417,426)	7,432,246

Equity transactions:
Purchase payments received from contract owners (note 3)	16,628	20,344	9,387	12,459	1,439	87	632,846	809,373
Transfers between funds	(104,203)	141,424	9,580	(47,767)	14,061	37,977	(827,150)	(1,765,664)
Redemptions (note 3)	(159,006)	(167,692)	(29,770)	(51,570)	(598)	(9,367)	(6,884,198)	(7,014,102)
Annuity benefits	-	-	-	-	-	-	(7,422)	(23,537)
Contract maintenance charges (note 2)	(365)	(424)	(140)	(148)	(29)	(3)	(72,391)	(78,674)
Contingent deferred sales charges (note 2)	(653)	(820)	(214)	(234)	(33)	(1)	(40,878)	(46,944)
Adjustments to maintain reserves	45	126	-	(174)	(2)	2	12,357	17,071

Net equity transactions	(247,554)	(7,042)	(11,157)	(87,434)	14,838	28,695	(7,186,836)	(8,102,477)

Net change in contract owners’ equity	(226,210)	80,240	(48,105)	(49,288)	9,033	29,443	(7,604,262)	(670,231)
Contract owners’ equity beginning of period	864,689	784,449	287,271	336,559	42,777	13,334	68,010,679	68,680,910

Contract owners’ equity end of period	$638,479	864,689	239,166	287,271	51,810	42,777	60,406,417	68,010,679

CHANGES IN UNITS:
Beginning units	49,838	50,503	32,460	43,371	4,410	1,677	732,447	828,101
Units purchased	7,043	21,417	2,820	2,335	8,301	4,414	14,527	31,378
Units redeemed	(20,971)	(22,082)	(4,300)	(13,246)	(7,122)	(1,681)	(91,039)	(127,032)

Ending units	35,910	49,838	30,980	32,460	5,589	4,410	655,935	732,447

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GBF		CAF		SAM		NVMLG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$411,492	460,360	(34,757)	(28,671)	(122,009)	(147,258)	(1,140)	(1,051)
Realized gain (loss) on investments	(52,264)	51,064	186,886	195,322	-	-	11,538	5,299
Change in unrealized gain (loss) on investments	1,028,026	(532,387)	(252,759)	541,618	-	-	(14,646)	7,176
Reinvested capital gains	73,853	1,010,985	-	-	-	-	-	4,258

Net increase (decrease) in contract owners’ equity resulting from operations	1,461,107	990,022	(100,630)	708,269	(122,009)	(147,258)	(4,248)	15,682

Equity transactions:
Purchase payments received from contract owners (note 3)	251,563	333,284	48,874	25,734	150,196	609,242	3,985	3,899
Transfers between funds	(518,973)	(229,790)	94,627	293,225	1,458,600	883,945	12,298	32,038
Redemptions (note 3)	(3,550,801)	(3,142,049)	(439,085)	(442,661)	(3,580,604)	(3,719,523)	(32,336)	(19,792)
Annuity benefits	(1,296)	(1,308)	-	(1,740)	(7,419)	(13,749)	-	-
Contract maintenance charges (note 2)	(24,768)	(27,895)	(7,974)	(8,482)	(9,842)	(11,436)	(46)	(44)
Contingent deferred sales charges (note 2)	(15,391)	(15,538)	(1,133)	(341)	(5,942)	(8,964)	(52)	(43)
Adjustments to maintain reserves	1,559	752	(46)	(13)	1,126	(4,807)	49	(37)

Net equity transactions	(3,858,107)	(3,082,544)	(304,737)	(134,278)	(1,993,885)	(2,265,292)	(16,102)	16,021

Net change in contract owners’ equity	(2,397,000)	(2,092,522)	(405,367)	573,991	(2,115,894)	(2,412,550)	(20,350)	31,703
Contract owners’ equity beginning of period	26,919,429	29,011,951	4,848,428	4,274,437	10,484,767	12,897,317	105,639	73,936

Contract owners’ equity end of period	$24,522,429	26,919,429	4,443,061	4,848,428	8,368,873	10,484,767	85,289	105,639

CHANGES IN UNITS:
Beginning units	492,428	548,861	249,414	258,697	405,986	492,641	11,470	9,149
Units purchased	13,151	26,043	16,919	29,995	150,553	212,549	6,966	5,958
Units redeemed	(81,863)	(82,476)	(33,157)	(39,278)	(227,329)	(299,204)	(8,777)	(3,637)

Ending units	423,716	492,428	233,176	249,414	329,210	405,986	9,659	11,470

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMV2		NVOLG1		ACVB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(90,710)	(87,619)	(97,036)	14,081	(268)	(417)	23,160	22,407
Realized gain (loss) on investments	339,357	147,444	690,099	385,648	1,303	178	(45,883)	(77,273)
Change in unrealized gain (loss) on investments	(620,097)	1,554,526	(1,398,425)	2,177,675	(2,974)	3,211	166,095	414,798
Reinvested capital gains	-	-	86,302	1,013,606	221	252	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(371,450)	1,614,351	(719,060)	3,591,010	(1,718)	3,224	143,372	359,932

Equity transactions:
Purchase payments received from contract owners (note 3)	119,434	129,289	435,265	508,844	5,500	5,060	43,216	61,364
Transfers between funds	(296,019)	(102,777)	(685,514)	(485,517)	11,032	665	30,796	18,972
Redemptions (note 3)	(803,059)	(703,403)	(2,790,924)	(2,303,957)	(2,495)	-	(376,107)	(471,756)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,687)	(3,566)	(10,858)	(10,943)	(26)	(18)	(2,674)	(2,796)
Contingent deferred sales charges (note 2)	(9,232)	(9,806)	(26,945)	(28,134)	(22)	(20)	(2,566)	(2,751)
Adjustments to maintain reserves	(3,346)	2,180	(8,616)	(1,914)	35	(30)	(284)	61

Net equity transactions	(995,909)	(688,083)	(3,087,592)	(2,321,621)	14,024	5,657	(307,619)	(396,906)

Net change in contract owners’ equity	(1,367,359)	926,268	(3,806,652)	1,269,389	12,306	8,881	(164,247)	(36,974)
Contract owners’ equity beginning of period	7,752,201	6,825,933	22,750,850	21,481,461	43,535	34,654	3,740,450	3,777,424

Contract owners’ equity end of period	$6,384,842	7,752,201	18,944,198	22,750,850	55,841	43,535	3,576,203	3,740,450

CHANGES IN UNITS:
Beginning units	792,662	873,956	2,232,677	2,489,175	3,132	2,676	295,694	329,045
Units purchased	29,774	35,028	72,087	89,069	1,569	576	14,687	24,288
Units redeemed	(131,437)	(116,322)	(375,621)	(345,567)	(540)	(120)	(38,430)	(57,639)

Ending units	690,999	792,662	1,929,143	2,232,677	4,161	3,132	271,951	295,694

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVCA		ACVIG		DCAP		DSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(61,424)	(55,800)	9,814	8,683	26,093	56,715	(284,931)	(165,546)
Realized gain (loss) on investments	149,549	120,609	(43,015)	(85,339)	80,873	64,221	(1,075,023)	(1,593,492)
Change in unrealized gain (loss) on investments	(436,688)	1,075,661	106,212	496,418	349,000	653,572	(3,888,533)	10,556,734
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(348,563)	1,140,470	73,011	419,762	455,966	774,508	(5,248,487)	8,797,696

Equity transactions:
Purchase payments received from contract owners (note 3)	4,830	3,754	73,372	94,065	154,703	193,343	857,552	942,274
Transfers between funds	(26,698)	(28,187)	91,218	(175,707)	171,398	(116,788)	(871,449)	(665,169)
Redemptions (note 3)	(278,700)	(383,245)	(554,467)	(477,642)	(880,653)	(745,331)	(3,417,888)	(3,286,242)
Annuity benefits	(553)	(1,924)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,115)	(6,331)	(1,749)	(1,808)	(3,109)	(3,036)	(17,168)	(16,732)
Contingent deferred sales charges (note 2)	-	(108)	(3,675)	(3,999)	(9,139)	(7,598)	(55,677)	(58,877)
Adjustments to maintain reserves	(6,908)	962	(707)	-	(85)	1,429	2,246	(6,248)

Net equity transactions	(314,144)	(415,079)	(396,008)	(565,091)	(566,885)	(677,981)	(3,502,384)	(3,090,994)

Net change in contract owners’ equity	(662,707)	725,391	(322,997)	(145,329)	(110,919)	96,527	(8,750,871)	5,706,702
Contract owners’ equity beginning of period	4,823,312	4,097,921	3,581,325	3,726,654	6,207,645	6,111,118	37,576,224	31,869,522

Contract owners’ equity end of period	$4,160,605	4,823,312	3,258,328	3,581,325	6,096,726	6,207,645	28,825,353	37,576,224

CHANGES IN UNITS:
Beginning units	147,740	162,639	261,412	306,469	399,463	447,701	1,678,257	1,842,173
Units purchased	1,214	2,193	19,670	16,681	44,699	29,539	67,042	76,432
Units redeemed	(10,624)	(17,092)	(47,342)	(61,738)	(79,525)	(77,777)	(231,364)	(240,348)

Ending units	138,330	147,740	233,740	261,412	364,637	399,463	1,513,935	1,678,257

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DQBP		FC2		FEIP		FHIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$137,277	162,831	(19,054)	(8,604)	533,827	244,715	655,274	782,576
Realized gain (loss) on investments	47,767	13,441	(190,390)	(398,482)	(951,067)	(1,663,844)	(54,795)	(48,114)
Change in unrealized gain (loss) on investments	132,475	247,529	36,130	960,083	360,672	7,343,993	(266,766)	713,766
Reinvested capital gains	-	-	-	1,732	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	317,519	423,801	(173,314)	554,729	(56,568)	5,924,864	333,713	1,448,228

Equity transactions:
Purchase payments received from contract owners (note 3)	155,218	129,677	199,606	153,502	1,139,185	1,055,333	237,914	270,560
Transfers between funds	(79,324)	41,539	268,385	256,657	(1,076,604)	(707,705)	(290,053)	(150,977)
Redemptions (note 3)	(792,192)	(911,265)	(433,339)	(540,887)	(5,261,805)	(4,873,141)	(1,201,451)	(1,601,678)
Annuity benefits	-	-	-	-	-	(943)	-	-
Contract maintenance charges (note 2)	(2,932)	(3,151)	(2,132)	(1,908)	(26,960)	(27,403)	(6,350)	(6,424)
Contingent deferred sales charges (note 2)	(6,173)	(7,777)	(2,922)	(3,032)	(49,188)	(55,850)	(17,960)	(19,468)
Adjustments to maintain reserves	(638)	775	(32)	(1,441)	(3,866)	3,115	(1,686)	(3,120)

Net equity transactions	(726,041)	(750,202)	29,566	(137,109)	(5,279,238)	(4,606,594)	(1,279,586)	(1,511,107)

Net change in contract owners’ equity	(408,522)	(326,401)	(143,748)	417,620	(5,335,806)	1,318,270	(945,873)	(62,879)
Contract owners’ equity beginning of period	5,948,563	6,274,964	4,082,156	3,664,536	48,236,094	46,917,824	12,608,138	12,671,017

Contract owners’ equity end of period	$5,540,041	5,948,563	3,938,408	4,082,156	42,900,288	48,236,094	11,662,265	12,608,138

CHANGES IN UNITS:
Beginning units	315,909	356,513	367,397	380,484	1,696,082	1,875,058	658,388	743,170
Units purchased	20,447	38,031	72,944	70,673	65,328	70,058	30,167	35,463
Units redeemed	(57,822)	(78,635)	(70,911)	(83,760)	(247,651)	(249,034)	(95,358)	(120,245)

Ending units	278,534	315,909	369,430	367,397	1,513,759	1,696,082	593,197	658,388

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TIF		AMBP		PMVRRA		PMVTRA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$126,745	158,660	(107,217)	(30,936)	13,833	2,441	52,054	39,102
Realized gain (loss) on investments	314,353	174,208	175,180	3,393	88,537	10,438	28,800	43,736
Change in unrealized gain (loss) on investments	(2,564,907)	992,737	(236,138)	1,780,236	(3,428)	61,070	(55,244)	27,648
Reinvested capital gains	-	-	-	-	65,886	13,177	58,153	103,904

Net increase (decrease) in contract owners’ equity resulting from operations	(2,123,809)	1,325,605	(168,175)	1,752,693	164,828	87,126	83,763	214,390

Equity transactions:
Purchase payments received from contract owners (note 3)	366,874	420,312	154,552	184,256	130,042	129,204	127,669	143,567
Transfers between funds	(171,679)	(425,150)	(168,556)	(90,787)	731,087	218,810	749,649	656,730
Redemptions (note 3)	(1,993,507)	(2,083,352)	(1,183,201)	(1,024,472)	(232,847)	(204,033)	(378,820)	(479,901)
Annuity benefits	-	-	(51)	(137)	-	-	-	-
Contract maintenance charges (note 2)	(9,541)	(9,828)	(8,357)	(8,622)	(910)	(720)	(1,916)	(1,710)
Contingent deferred sales charges (note 2)	(22,066)	(25,187)	(11,115)	(11,893)	(1,259)	(954)	(2,888)	(2,416)
Adjustments to maintain reserves	(1,712)	3,080	(507)	(326)	1,038	(542)	(266)	1,311

Net equity transactions	(1,831,631)	(2,120,125)	(1,217,235)	(951,981)	627,151	141,765	493,428	317,581

Net change in contract owners’ equity	(3,955,440)	(794,520)	(1,385,410)	800,712	791,979	228,891	577,191	531,971
Contract owners’ equity beginning of period	20,107,276	20,901,796	11,492,581	10,691,869	1,531,493	1,302,602	3,585,177	3,053,206

Contract owners’ equity end of period	$16,151,836	20,107,276	10,107,171	11,492,581	2,323,472	1,531,493	4,162,368	3,585,177

CHANGES IN UNITS:
Beginning units	768,334	856,838	460,032	501,931	120,971	109,739	259,980	236,312
Units purchased	28,977	31,085	11,745	17,895	98,211	44,626	95,709	96,880
Units redeemed	(99,004)	(119,589)	(59,247)	(59,794)	(52,743)	(33,394)	(60,517)	(73,212)

Ending units	698,307	768,334	412,530	460,032	166,439	120,971	295,172	259,980

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AVCA		IVHS		IVRE		AVIE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(18,684)	(8,609)	(3,076)	(2,750)	19,826	25,114	5,167	19,590
Realized gain (loss) on investments	32,788	19,873	29,381	(9,141)	(100,679)	(166,705)	(52,567)	(104,534)
Change in unrealized gain (loss) on investments	(158,790)	217,639	(31,024)	20,771	15,712	244,902	(98,943)	293,240
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(144,686)	228,903	(4,719)	8,880	(65,141)	103,311	(146,343)	208,296

Equity transactions:
Purchase payments received from contract owners (note 3)	37,581	54,785	8,857	7,884	38,365	35,891	65,700	79,786
Transfers between funds	(57,909)	(77,864)	8,278	57,404	111,073	(6,408)	174,603	(36,794)
Redemptions (note 3)	(221,423)	(150,101)	(19,133)	(14,587)	(53,111)	(85,591)	(277,119)	(380,994)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(855)	(884)	(148)	(110)	(408)	(354)	(989)	(1,009)
Contingent deferred sales charges (note 2)	(1,762)	(2,354)	(147)	(156)	(523)	(574)	(1,968)	(1,813)
Adjustments to maintain reserves	(586)	713	39	48	59	216	(164)	266

Net equity transactions	(244,954)	(175,705)	(2,254)	50,483	95,455	(56,820)	(39,937)	(340,558)

Net change in contract owners’ equity	(389,640)	53,198	(6,973)	59,363	30,314	46,491	(186,280)	(132,262)
Contract owners’ equity beginning of period	1,844,320	1,791,122	225,203	165,840	758,600	712,109	2,039,391	2,171,653

Contract owners’ equity end of period	$1,454,680	1,844,320	218,230	225,203	788,914	758,600	1,853,111	2,039,391

CHANGES IN UNITS:
Beginning units	179,236	198,489	20,788	15,908	77,016	83,877	113,552	134,717
Units purchased	6,535	11,552	13,579	9,596	27,829	11,874	30,913	12,517
Units redeemed	(30,190)	(30,805)	(14,731)	(4,716)	(18,055)	(18,735)	(32,359)	(33,682)

Ending units	155,581	179,236	19,636	20,788	86,790	77,016	112,106	113,552

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ROCMC		SBLD		SBLJ		SBLN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$18,268	10,155	(6,182)	(6,749)	(5,968)	(4,676)	(3,725)	(4,532)
Realized gain (loss) on investments	(50,530)	(191,926)	(38,393)	(35,572)	13,228	(12,444)	2,081	(9,377)
Change in unrealized gain (loss) on investments	(214,684)	558,063	(38,847)	113,765	(35,160)	97,658	1,036	42,925
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(246,946)	376,292	(83,422)	71,444	(27,900)	80,538	(608)	29,016

Equity transactions:
Purchase payments received from contract owners (note 3)	75,229	63,220	17,574	23,778	14,843	14,182	10,457	16,592
Transfers between funds	35,094	126,137	(88,885)	(5,606)	4,431	83,542	31,662	35,450
Redemptions (note 3)	(126,359)	(197,470)	(37,538)	(78,745)	(63,791)	(35,764)	(74,654)	(138,997)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(903)	(739)	(247)	(270)	(239)	(187)	(149)	(181)
Contingent deferred sales charges (note 2)	(880)	(869)	(350)	(404)	(332)	(372)	(435)	(268)
Adjustments to maintain reserves	403	(622)	(62)	(92)	128	(251)	(181)	72

Net equity transactions	(17,416)	(10,343)	(109,508)	(61,339)	(44,960)	61,150	(33,300)	(87,332)

Net change in contract owners’ equity	(264,362)	365,949	(192,930)	10,105	(72,860)	141,688	(33,908)	(58,316)
Contract owners’ equity beginning of period	1,761,461	1,395,512	563,080	552,975	486,022	344,334	320,224	378,540

Contract owners’ equity end of period	$1,497,099	1,761,461	370,150	563,080	413,162	486,022	286,316	320,224

CHANGES IN UNITS:
Beginning units	139,465	141,676	55,042	61,716	51,870	45,011	28,617	36,928
Units purchased	25,671	37,151	5,038	6,816	16,625	15,575	5,336	5,860
Units redeemed	(28,541)	(39,362)	(16,533)	(13,490)	(21,810)	(8,716)	(8,182)	(14,171)

Ending units	136,595	139,465	43,547	55,042	46,685	51,870	25,771	28,617

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBLO		SBLP		SBLQ		SBLV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(23,169)	(23,671)	(9,711)	(8,635)	(19,020)	(16,656)	(47,493)	(42,669)
Realized gain (loss) on investments	(3,405)	(33,390)	50,378	108,667	65,200	4,178	79,654	13,036
Change in unrealized gain (loss) on investments	(67,295)	321,716	(51,841)	(13,811)	(158,857)	262,465	(360,289)	571,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(93,869)	264,655	(11,174)	86,221	(112,677)	249,987	(328,128)	541,754

Equity transactions:
Purchase payments received from contract owners (note 3)	57,479	69,844	44,500	24,268	90,526	48,130	238,422	198,436
Transfers between funds	217,096	(110,534)	171,016	(118,350)	119,651	49,368	144,819	251,150
Redemptions (note 3)	(188,035)	(281,529)	(105,323)	(100,369)	(225,840)	(221,899)	(567,253)	(378,753)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(927)	(947)	(389)	(345)	(777)	(687)	(1,912)	(1,719)
Contingent deferred sales charges (note 2)	(1,599)	(1,418)	(493)	(478)	(887)	(1,012)	(2,472)	(2,651)
Adjustments to maintain reserves	306	362	49	45	(175)	194	(2,014)	411

Net equity transactions	84,320	(324,222)	109,360	(195,229)	(17,502)	(125,906)	(190,410)	66,874

Net change in contract owners’ equity	(9,549)	(59,567)	98,186	(109,008)	(130,179)	124,081	(518,538)	608,628
Contract owners’ equity beginning of period	1,899,787	1,959,354	714,928	823,936	1,476,319	1,352,238	3,869,647	3,261,019

Contract owners’ equity end of period	$1,890,238	1,899,787	813,114	714,928	1,346,140	1,476,319	3,351,109	3,869,647

CHANGES IN UNITS:
Beginning units	179,564	213,205	49,960	65,600	112,351	123,810	307,847	301,666
Units purchased	50,903	15,922	24,381	20,579	38,689	21,656	69,197	57,351
Units redeemed	(41,254)	(49,563)	(16,755)	(36,219)	(42,218)	(33,115)	(84,882)	(51,170)

Ending units	189,213	179,564	57,586	49,960	108,822	112,351	292,162	307,847

								(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBLX		SBLY		SVOF
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,290)	(3,883)	(687)	(718)	-	-
Realized gain (loss) on investments	43,607	(11,672)	1,482	10,342	-	-
Change in unrealized gain (loss) on investments	(59,005)	96,508	(3,150)	(2,554)	-	-
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,688)	80,953	(2,355)	7,070	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	9,495	10,756	611	2,407	-	-
Transfers between funds	81,842	(16,258)	6,985	(8,025)	-	-
Redemptions (note 3)	(39,990)	(28,170)	(3,731)	-	-	-
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	(211)	(155)	(28)	(29)	-	-
Contingent deferred sales charges (note 2)	(239)	(199)	(40)	(38)	-	-
Adjustments to maintain reserves	20	(113)	(24)	(6)	-	(24)

Net equity transactions	50,917	(34,139)	3,773	(5,691)	-	(24)

Net change in contract owners’ equity	30,229	46,814	1,418	1,379	-	(24)
Contract owners’ equity beginning of period	361,495	314,681	51,724	50,345	-	24

Contract owners’ equity end of period	$391,724	361,495	53,142	51,724	-	-

CHANGES IN UNITS:
Beginning units	37,695	42,126	5,485	6,147	-	1
Units purchased	18,532	11,057	1,778	5,005	-	-
Units redeemed	(14,025)	(15,488)	(1,292)	(5,667)	-	(1)

Ending units	42,202	37,695	5,971	5,485	-	-

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011
(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Account. The primary distribution for the contracts is through Company agents and an affiliated sales organization; however, other distributors may be utilized.
Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.
(b) The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
JANUS FUNDS
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
NATIONWIDE FUNDS GROUP
Federated NVIT High Income Bond Fund - Class I (HIBF)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
NVIT Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)
VP Income & Growth Fund - Class I (ACVIG)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
Quality Bond Portfolio - Initial Shares (DQBP)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund Portfolio - Service Class 2 (FC2)
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Templeton Foreign Securities Fund - Class 1 (TIF)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Balanced Portfolio - I Class Shares (AMBP)
Partners Portfolio - I Class Shares (AMTP)*
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
V.I. Capital Appreciation Fund - Series I (AVCA)
V.I. Global Health Care Fund - Series I (IVHS)
V.I. Global Real Estate Fund - Series I (IVRE)
V.I. International Growth Fund - Series I (AVIE)
ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
SECURITY BENEFIT LIFE
Series D (Global Series) (SBLD)
Series J (Mid Cap Growth Series) (SBLJ)
Series N (Managed Asset Allocation Series) (SBLN)
Series O (All Cap Value Series) (SBLO)
Series P (High Yield Series) (SBLP)
Series Q (Small Cap Value Series) (SBLQ)
Series V (Mid Cap Value Series) (SBLV)
Series X (Small Cap Growth Series) (SBLX)
Series Y (Select 25 Series) (SBLY)
WELLS FARGO FUNDS
Advantage VT Opportunity Fund - Class 2 (SVOF)*
*At December 31, 2011, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.
(g) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(h) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments or the amount redeemed. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The
(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011
following additional contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units; and (b) a mortality and expense risk charge assessed through a reduction of unit value equal to an annualized rate of 1.25%; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge assessed through a reduction of unit values equal to an annualized rate of 1.25%; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through a reduction of unit values equal to an annualized rate of 1.25% and an administrative charge of 0.05%, for a total variable account charge of 1.30%.
(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $186,986 and $359,284, respectively, and total transfers from the Account to the fixed account were $2,141,330 and $1,219,924, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.
For guaranteed minimum death benefits, the Company contributed $350 and $13,250 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.
(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$ 343,672,521	$0	$0	$ 343,672,521
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$1,117,835	$5,425,128
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	207,173	2,285,973
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)	559,620	3,283,547
Federated NVIT High Income Bond Fund - Class I (HIBF)	166,789	367,619
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	23,774	34,548
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	47,439	32,905
NVIT Fund - Class I (TRF)	1,209,540	8,480,420
NVIT Government Bond Fund - Class I (GBF)	1,131,400	4,504,803
American Century NVIT Growth Fund - Class I (CAF)	343,602	683,117
NVIT Money Market Fund - Class I (SAM)	2,990,613	5,106,745
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	51,933	69,221
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	98,031	1,181,085
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	314,144	3,403,190
NVIT Large Cap Growth Fund - Class I (NVOLG1)	21,636	7,692
VP Balanced Fund - Class I (ACVB)	208,465	492,565
VP Capital Appreciation Fund - Class I (ACVCA)	31,607	406,815
VP Income & Growth Fund - Class I (ACVIG)	221,342	606,719
Appreciation Portfolio - Initial Shares (DCAP)	552,390	1,092,883
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	236,621	4,025,174
Quality Bond Portfolio - Initial Shares (DQBP)	425,478	1,013,396
Contrafund Portfolio - Service Class 2 (FC2)	563,982	553,324
Equity-Income Portfolio - Initial Class (FEIP)	1,251,016	5,991,251
High Income Portfolio - Initial Class (FHIP)	1,062,384	1,684,604
Templeton Foreign Securities Fund - Class 1 (TIF)	529,261	2,231,874
Balanced Portfolio - I Class Shares (AMBP)	139,207	1,463,555
(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

Real Return Portfolio - Administrative Class (PMVRRA)	1,214,036	508,120
Total Return Portfolio - Administrative Class (PMVTRA)	1,136,793	532,753
V.I. Capital Appreciation Fund - Series I (AVCA)	32,344	295,349
V.I. Global Health Care Fund - Series I (IVHS)	157,887	163,251
V.I. Global Real Estate Fund - Series I (IVRE)	240,023	124,773
V.I. International Growth Fund - Series I (AVIE)	424,082	458,626
Micro-Cap Portfolio - Investment Class (ROCMC)	298,807	298,308
Series D (Global Series) (SBLD)	35,447	151,060
Series J (Mid Cap Growth Series) (SBLJ)	100,745	151,786
Series N (Managed Asset Allocation Series) (SBLN)	55,651	92,485
Series O (All Cap Value Series) (SBLO)	418,571	357,658
Series P (High Yield Series) (SBLP)	268,926	169,298
Series Q (Small Cap Value Series) (SBLQ)	411,227	447,531
Series V (Mid Cap Value Series) (SBLV)	561,268	797,039
Series X (Small Cap Growth Series) (SBLX)	162,238	116,618
Series Y (Select 25 Series) (SBLY)	16,015	12,902

Total	$ 19,039,342	$ 59,105,710

(5) Financial Highlights
The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	1.30%	1,219,576	$29.30	$ 35,745,293	1.80%	0.56%
2010	1.30%	1,380,108	29.14	40,216,683	1.81%	13.35%
2009	1.30%	1,534,085	25.71	39,443,591	2.43%	24.69%
2008	1.30%	1,708,090	20.62	35,220,811	2.42%	-37.96%
2007	1.30%	1,888,564	33.24	62,775,318	1.72%	3.88%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	1.30%	618,362	23.00	14,222,330	0.91%	-0.41%
2010	1.30%	704,270	23.10	16,268,592	0.88%	13.32%
2009	1.30%	786,996	20.38	16,040,426	0.94%	32.02%
2008	1.30%	861,072	15.44	13,294,940	0.74%	-35.28%
2007	1.30%	936,992	23.85	22,347,303	0.55%	6.38%
Janus Aspen Series - Overseas Portfolio - Institutional Shares (JAIG)
2011	1.30%	486,377	24.89	12,105,920	0.47%	-33.05%
2010	1.30%	573,356	37.18	21,317,356	0.69%	23.68%
2009	1.30%	645,335	30.06	19,398,755	0.93%	77.22%
2008	1.30%	721,840	16.96	12,242,415	4.49%	-52.74%
2007	1.30%	758,346	35.89	27,216,991	0.62%	26.64%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	1.30%	35,910	17.78	638,479	7.87%	2.47%
2010	1.30%	49,838	17.35	864,689	8.34%	11.68%
2009	1.30%	50,503	15.53	784,449	9.61%	44.10%
2008	1.30%	56,983	10.78	614,275	8.93%	-28.93%
2007	1.30%	72,263	15.17	1,096,225	7.49%	1.79%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	1.30%	30,980	7.72	239,166	0.59%	-12.77%
2010	1.30%	32,460	8.85	287,271	0.19%	14.05%
2009	1.30%	43,371	7.76	336,559	0.13%	50.97%
2008	1.30%	361	5.14	1,856	0.00%	-48.63%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	1.30%	5,589	9.27	51,810	0.73%	-4.43%
2010	1.30%	4,410	9.70	42,777	2.91%	22.01%
2009	1.30%	1,677	7.95	13,334	0.57%	29.82%
NVIT Fund - Class I (TRF)
2011	1.30%	655,935	89.87 to 92.53	60,335,274	1.14%	-0.78%
2010	1.30%	732,447	90.57 to 93.26	67,919,693	1.01%	11.98%
2009	1.30%	828,101	80.89 to 83.28	68,577,532	1.51%	24.46%
2008	1.30%	923,897	64.99 to 66.92	61,480,606	1.53%	-42.32%
2007	1.30%	1,097,211	112.67 to 116.01	126,569,280	1.05%	6.77%
NVIT Government Bond Fund - Class I (GBF)
2011	1.30%	423,716	57.86 to 57.88	24,516,408	2.89%	5.86%
2010	1.30%	492,428	54.65 to 54.67	26,912,874	2.91%	3.42%
2009	1.30%	548,861	52.84 to 52.86	29,004,723	3.31%	1.35%
2008	1.30%	618,883	52.14 to 52.16	32,269,954	4.08%	6.32%
2007	1.30%	703,984	49.04 to 49.06	34,525,294	4.27%	5.76%
American Century NVIT Growth Fund - Class I (CAF)
2011	1.30%	233,176	19.05	4,443,061	0.58%	-1.98%
2010	1.30%	249,414	19.44	4,848,428	0.64%	17.70%
2009	1.30%	258,697	16.52	4,272,690	0.55%	31.74%
2008	1.30%	283,310	12.54	3,551,960	0.27%	-39.50%
2007	1.30%	329,004	20.72	6,818,385	0.17%	17.98%
NVIT Money Market Fund - Class I (SAM)
2011	1.30%	329,210	25.14 to 27.31	8,360,096	0.00%	-1.30%
2010	1.30%	405,986	25.47 to 27.67	10,469,081	0.00%	-1.30%
2009	1.30%	492,641	25.80 to 28.04	12,868,032	0.04%	-1.26% to - 1.27%
2008	1.30%	589,424	26.13 to 28.40	15,572,313	2.03%	0.73%
2007	1.30%	511,715	25.94 to 28.19	13,452,816	4.66%	3.42%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	1.30%	9,659	8.83	85,289	0.01%	-4.13%
2010	1.30%	11,470	9.21	105,639	0.06%	13.99%
2009	1.30%	9,149	8.08	73,936	0.00%	28.05%
2008	1.30%	1,989	6.31	12,551	0.34%	-36.91%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	1.30%	690,999	9.24	6,384,842	0.00%	-5.47%
2010	1.30%	792,662	9.78	7,752,201	0.00%	25.17%
2009	1.30%	873,956	7.81	6,825,933	0.00%	25.56%
2008	1.30%	1,247	6.22	7,756	0.00%	-37.75%
						(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	1.30%	1,929,143	$9.82	$18,944,198	0.79%	-3.59%
2010	1.30%	2,232,677	10.19	22,750,850	1.33%	18.08%
2009	1.30%	2,489,175	8.63	21,481,461	1.18%	28.81%
2008	1.30%	948	6.70	6,352	1.14%	-33.01%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	1.30%	4,161	13.42	55,841	0.72%	-3.45%
2010	1.30%	3,132	13.90	43,535	0.09%	7.34%
2009	1.30%	2,676	12.95	34,654	0.13%	29.46%
VP Balanced Fund - Class I (ACVB)
2011	1.30%	271,951	13.15	3,576,203	1.89%	3.97%
2010	1.30%	295,694	12.65	3,740,450	1.89%	10.19%
2009	1.30%	329,045	11.48	3,777,424	5.51%	13.98%
2008	1.30%	391,485	10.07	3,942,440	2.72%	-21.37%
2007	1.30%	444,810	12.81	5,697,834	2.14%	3.56%
VP Capital Appreciation Fund - Class I (ACVCA)
2011	1.30%	138,330	30.08	4,160,605	0.00%	-7.72%
2010	1.30%	147,740	32.59	4,815,335	0.00%	29.59%
2009	1.30%	162,639	25.15	4,090,655	1.49%	35.29%
2008	1.30%	481,110	18.59	8,943,975	0.00%	-46.89%
2007	1.30%	551,004	35.00	19,285,372	0.00%	43.90%
VP Income & Growth Fund - Class I (ACVIG)
2011	1.30%	233,740	13.94	3,258,328	1.53%	1.77%
2010	1.30%	261,412	13.70	3,581,325	1.51%	12.66%
2009	1.30%	306,469	12.16	3,726,654	6.28%	16.56%
2008	1.30%	340,781	10.43	3,554,339	2.60%	-35.44%
2007	1.30%	376,866	16.15	6,086,401	1.93%	-1.37%
Appreciation Portfolio - Initial Shares (DCAP)
2011	1.30%	364,637	16.72	6,096,726	1.67%	7.60%
2010	1.30%	399,463	15.54	6,207,645	2.22%	13.82%
2009	1.30%	447,701	13.65	6,111,118	2.85%	20.97%
2008	1.30%	450,589	11.28	5,082,652	2.41%	-30.47%
2007	1.30%	560,484	16.23	9,096,652	1.54%	5.73%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2011	1.30%	1,513,935	19.04	28,825,353	0.41%	-14.96%
2010	1.30%	1,678,257	22.39	37,576,224	0.76%	29.45%
2009	1.30%	1,842,173	17.30	31,869,522	1.91%	24.40%
2008	1.30%	2,032,625	13.91	28,273,700	1.06%	-38.41%
2007	1.30%	2,243,833	22.58	50,665,634	0.79%	-12.22%
Quality Bond Portfolio - Initial Shares (DQBP)
2011	1.30%	278,534	19.89	5,540,041	3.65%	5.64%
2010	1.30%	315,909	18.83	5,948,563	3.91%	6.97%
2009	1.30%	356,513	17.60	6,274,964	4.52%	13.46%
2008	1.30%	417,262	15.51	6,471,742	4.63%	-5.43%
2007	1.30%	495,980	16.40	8,134,080	5.09%	2.19%
Contrafund Portfolio - Service Class 2 (FC2)
2011	1.30%	369,430	10.70	3,938,408	0.79%	-4.05%
2010	1.30%	367,397	11.11 to 11.15	4,082,156	1.03%	15.41%
2009	1.30%	380,484	9.63 to 9.66	3,664,536	1.15%	33.71%
2008	1.30%	415,549	7.20 to 7.23	2,992,269	0.84%	-43.44%
2007	1.30%	385,075	12.73 to 12.78	4,902,349	1.00%	15.77%
Equity-Income Portfolio - Initial Class (FEIP)
2011	1.30%	1,513,759	28.34	42,900,288	2.40%	-0.34%
2010	1.30%	1,696,082	28.44	48,236,094	1.81%	13.65%
2009	1.30%	1,875,058	25.02	46,916,913	2.63%	28.52%
2008	1.30%	2,086,629	19.47	40,626,580	2.72%	-43.40%
2007	1.30%	2,350,913	34.40	80,871,282	1.81%	0.20%
High Income Portfolio - Initial Class (FHIP)
2011	1.30%	593,197	19.66	11,662,265	6.57%	2.68%
2010	1.30%	658,388	19.15	12,608,138	7.53%	12.34%
2009	1.30%	743,170	17.05	12,671,017	7.95%	42.09%
2008	1.30%	835,241	12.00	10,022,864	8.46%	-25.96%
2007	1.30%	935,417	16.20	15,153,799	8.01%	1.44%
Templeton Foreign Securities Fund - Class 1 (TIF)
2011	1.30%	698,307	23.13	16,151,836	1.91%	-11.61%
2010	1.30%	768,334	26.17	20,107,276	2.08%	7.26%
2009	1.30%	856,838	24.39	20,901,796	5.73%	35.56%
2008	1.30%	945,038	18.00	17,010,653	4.02%	-41.01%
2007	1.30%	1,054,802	30.51	32,181,989	2.17%	14.28%
						(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Portfolio - I Class Shares (AMBP)
2011	1.30%	412,530	$24.50	$10,107,171	0.29%	-1.92%
2010	1.30%	460,032	24.98 to 24.98	11,491,834	0.99%	17.28%
2009	1.30%	501,931	21.30	10,691,173	3.83%	20.87%
2008	1.30%	565,805	17.62	9,969,731	4.10%	-39.94%
2007	1.30%	604,146	29.34	17,725,681	1.15%	14.09%
Partners Portfolio - I Class Shares (AMTP)
2008	1.30%	106,353	5.77	613,657	1.08%	-53.01%
2007	1.30%	22,803	12.28	280,021	0.99%	7.91%
Real Return Portfolio - Administrative Class (PMVRRA)
2011	1.30%	166,439	13.95	2,323,472	2.02%	10.22%
2010	1.30%	120,971	12.66	1,531,493	1.43%	6.71%
2009	1.30%	109,739	11.86 to 11.87	1,302,602	3.02%	16.81% to 16.95%
2008	1.30%	112,800	10.15	1,144,920	3.56%	-8.23%
2007	1.30%	34,815	11.07	385,402	6.00%	9.28%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	1.30%	295,172	14.14	4,162,368	2.63%	2.26%
2010	1.30%	259,980	13.79 to 13.83	3,585,177	2.42%	6.71%
2009	1.30%	236,312	12.92 to 12.96	3,053,206	5.12%	12.55% to 12.64%
2008	1.30%	184,738	11.47 to 11.52	2,119,010	4.47%	3.39%
2007	1.30%	74,518	11.09 to 11.14	826,451	5.43%	7.32%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	1.30%	155,581	9.35	1,454,680	0.15%	-9.11%
2010	1.30%	179,236	10.29	1,844,320	0.77%	13.99%
2009	1.30%	198,489	9.02	1,791,122	0.87%	19.50%
2008	1.30%	230,205	7.55	1,738,052	0.00%	-43.24%
2007	1.30%	240,113	13.30	3,193,521	0.00%	10.55%
V.I. Global Health Care Fund - Series I (IVHS)
2011	1.30%	19,636	11.16	218,230	0.00%	2.60%
2010	1.30%	20,788	10.83 to 10.87	225,203	0.00%	3.92%
2009	1.30%	15,908	10.42 to 10.46	165,840	0.34%	26.01%
2008	1.30%	20,625	8.27 to 8.30	170,630	0.00%	-29.55%
2007	1.30%	30,772	11.73 to 11.79	361,057	0.00%	10.39%
V.I. Global Real Estate Fund - Series I (IVRE)
2011	1.30%	86,790	9.02	788,914	3.68%	-7.72%
2010	1.30%	77,016	9.78 to 9.85	758,600	4.84%	15.99%
2009	1.30%	83,877	8.43 to 8.49	712,109	0.00%	29.82%
2008	1.30%	83,683	6.49 to 6.54	547,281	5.32%	-45.37%
2007	1.30%	103,865	11.89 to 11.97	1,243,255	8.52%	-6.77%
V.I. International Growth Fund - Series I (AVIE)
2011	1.30%	112,106	16.53	1,853,111	1.50%	-7.95%
2010	1.30%	113,552	17.96	2,039,391	2.26%	11.40%
2009	1.30%	134,717	16.12	2,171,653	1.83%	33.48%
2008	1.30%	140,626	12.08	1,698,758	0.69%	-41.16%
2007	1.30%	111,709	20.52	2,292,270	0.43%	13.22%
Micro-Cap Portfolio - Investment Class (ROCMC)
2011	1.30%	136,595	10.98	1,497,099	2.27%	-13.24%
2010	1.30%	139,465	12.63 to 12.65	1,761,461	1.95%	28.27%
2009	1.30%	141,676	9.85 to 9.86	1,395,512	0.00%	55.99% to 56.10%
2008	1.30%	138,923	6.31 to 6.32	876,608	2.95%	-44.01%
2007	1.30%	110,927	11.28 to 11.29	1,251,283	2.22%	2.62%
Series D (Global Series) (SBLD)
2011	1.30%	43,547	8.50	370,150	0.00%	-16.91%
2010	1.30%	55,042	10.23	563,080	0.00%	14.17%
2009	1.30%	61,716	8.96	552,975	0.00%	18.21%
2008	1.30%	81,426	7.58	617,209	0.00%	-39.19%
2007	1.30%	77,458	12.46	965,127	0.00%	7.41%
Series J (Mid Cap Growth Series) (SBLJ)
2011	1.30%	46,685	8.85	413,162	0.00%	-5.55%
2010	1.30%	51,870	9.37	486,022	0.00%	22.48%
2009	1.30%	45,011	7.65	344,334	0.00%	42.19%
2008	1.30%	39,475	5.38	212,376	0.00%	-40.75%
2007	1.30%	29,261	9.08	265,690	0.00%	-11.67%
Series N (Managed Asset Allocation Series) (SBLN)
2011	1.30%	25,771	11.11	286,316	0.00%	-0.71%
2010	1.30%	28,617	11.19	320,224	0.00%	9.17%
2009	1.30%	36,928	10.25	378,540	0.00%	23.94%
2008	1.30%	36,644	8.27	303,046	0.00%	-28.15%
2007	1.30%	65,443	11.51	753,249	0.00%	4.73%
						(Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Series O (All Cap Value Series) (SBLO)
2011	1.30%	189,213	$9.99	$ 1,890,238	0.00%	-5.58%
2010	1.30%	179,564	10.58	1,899,787	0.00%	15.13%
2009	1.30%	213,205	9.19	1,959,354	0.00%	31.29%
2008	1.30%	279,709	7.00	1,957,963	0.00%	-39.23%
2007	1.30%	121,957	11.52 to 11.56	1,404,966	0.00%	1.47%
Series P (High Yield Series) (SBLP)
2011	1.30%	57,586	14.12	813,114	0.00%	-1.33%
2010	1.30%	49,960	14.31	714,928	0.00%	13.93%
2009	1.30%	65,600	12.56	823,936	0.00%	70.42%
2008	1.30%	57,785	7.37	425,875	0.00%	-30.89%
2007	1.30%	65,313	10.66	696,237	0.00%	0.76%
Series Q (Small Cap Value Series) (SBLQ)
2011	1.30%	108,822	12.43	1,346,140	0.00%	-5.85%
2010	1.30%	112,351	13.14 to 13.20	1,476,319	0.00%	20.30%
2009	1.30%	123,810	10.92 to 10.97	1,352,238	0.00%	53.80% to 53.91%
2008	1.30%	137,935	7.10 to 7.13	979,407	0.00%	-39.39%
2007	1.30%	92,999	11.71 to 11.76	1,089,029	0.00%	8.81%
Series V (Mid Cap Value Series) (SBLV)
2011	1.30%	292,162	11.51	3,351,109	0.00%	-8.69%
2010	1.30%	307,847	12.57 to 12.61	3,869,647	0.00%	16.27%
2009	1.30%	301,666	10.81 to 10.84	3,261,019	0.00%	42.05% to 42.06%
2008	1.30%	286,630	7.61 to 7.63	2,181,261	0.00%	-29.40%
2007	1.30%	335,513	10.78 to 10.81	3,616,835	0.00%	0.53%
Series X (Small Cap Growth Series) (SBLX)
2011	1.30%	42,202	9.32	391,724	0.00%	-3.23%
2010	1.30%	37,695	9.59	361,495	0.00%	28.38%
2009	1.30%	42,126	7.47	314,681	0.00%	33.39%
2008	1.30%	56,389	5.60	315,778	0.00%	-47.91%
2007	1.30%	22,946	10.74	246,440	0.00%	4.17%
Series Y (Select 25 Series) (SBLY)
2011	1.30%	5,971	8.90	53,142	0.00%	-5.62%
2010	1.30%	5,485	9.43	51,724	0.00%	15.14%
2009	1.30%	6,147	8.19	50,345	0.00%	31.46%
2008	1.30%	2,051	6.23	12,778	0.00%	-37.89%
2007	1.30%	1,884	10.02	18,878	0.00%	-7.48%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2009	1.30%	1	27.48	24	0.00%	45.82%
2008	1.30%	908,965	18.84	17,124,938	2.54%	-40.88%
2007	1.30%	1,007,744	31.87	32,116,823	0.62%	5.24%
2011	Reserves for annuity contracts in payout phase:			85,941
2011	Contract owners equity:			$343,644,141
2010	Reserves for annuity contracts in payout phase:			121,951
2010	Contract owners equity:			$399,805,531
2009	Reserves for annuity contracts in payout phase:			150,511
2009	Contract owners equity:			$389,631,848
2008	Reserves for annuity contracts in payout phase:			172,591
2008	Contract owners equity:			$344,378,872
2007	Reserves for annuity contracts in payout phase:			329,169
2007	Contract owners equity:			$595,938,388

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Multi-Flex Variable Account:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2011 .

Statement of Operations for the year
ended December 31, 2011 .

Statements of Changes in Contract
Owners' Equity for the years ended
December 31, 2011 and 2010 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 2011 , 2010 and 2009 .

Consolidated Balance Sheets as of December
31, 2011 and 2010 .

Consolidated Statements of Changes in
Equity as of December 31, 2011 ,
2010 and 2009 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2011 , 2010 and 2009 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

(b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 22 on April 27, 2007 (File No. 33-23905) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Registrant and SDI as Principal Underwriter - Filed previously with Post-Effective Amendment No. 30 on November 16, 2000 (File No. 2-75174) and hereby incorporated by reference.

(4)	Variable Annuity Contract – Filed previously with Post-Effective Amendment No. 39 on April 27, 2007 (File No. 2-75174).

(5)	Variable Annuity Application – Filed previously with Post-Effective Amendment No. 39 on April 27, 2007 (File No. 2-75174).

(6)	Depositor's Certificate of Incorporation and By-Laws.

(a)	Amended and Restated Articles of Incorporation for Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.

(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.

(7)	Not Applicable

(8)       Applicable Fund Participation Agreements

The following Fund Participation Agreements were filed previously with Pre-Effective Amendment No. 1 on July 17, 2007 (File No. 333-140608 under Exhibit 26(h)), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(5)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(6)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document “nwfpa99h12a.htm”

(8)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

The following Fund Participation Agreements were filed previously with Pre-Effective Amendment No. 3 on September 27, 2007 (File No. 333-137202 under Exhibit 26(h)), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC dated March 28, 2002, as amended, as document “pimcofpa.htm”

(2)	Fund Participation Agreement with Royce & Associates dated February 14, 2002, as amended, as document “roycefpa.htm”

The following Fund Participation Agreement was filed previously and is hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the “Information on Underlying Mutual Fund Payments” section of the prospectus and/or the underlying mutual fund prospectuses.

(1)
Fund Participation Agreement Security Distributors, Inc. and Security Benefit Life Insurance Company dated June 9, 2006, as amended, as document “sbl_fpa.htm” filed with Post-Effective Amendment No. 30 (File No. 333-28995) (April 22, 2008).

(9)	Opinion of Counsel – Filed previously with Post-Effective Amendment No. 39 on April 27, 2007 (File No. 2-75174).

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215.

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2012 was 14,947 and 307 respectively.

Item 28.	Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)
Security Distributors, Inc. (“SDI”), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)

And of First Security Benefit Life Insurance and Annuity Company of New York:

Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(b)	Directors and Officers of SDI:

Name and Principal Business Address *	Position and Offices with Underwriter
James F. Mullery	President and Director
Amy J. Lee	Secretary and Chief Compliance Officer
Lorette Ziegler	Treasurer
Kurt E. Auleta	Vice President and Director
Ken DiFrancesca	Vice President and Director
James J. Kiley	Vice President
Michael K. Reidy	Vice President and Director
Christopher D. Swickard	Vice President, Assistant Secretary and Director
Kevin M. Watt	Vice President
Donald A. Wiley	Vice President
Michael P. Kiley	Director

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions for year ending 12/31/10	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Security Distributors, Inc.	$ 339,278.07	$0	$0	$ 0

*SBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	Deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE MULTIFLEX VARIABLE ACCOUNT certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24 th   day of April, 2012 .

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
 Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 24 th   day of April, 2012 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

BY /s/TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney in Fact